Unaudited interim consolidated statement of changes in equity - EUR (€) € in Thousands		Total	Share capital [member]	Share premium [member]	Other reserves [member]	[2],[3]	Capital redemption reserve [member] [3]	Accumulated Deficit [Member] [3]
Beginning balance at Dec. 31, 2020	[1]	€ 30,994	€ 48,513	€ 43,349	€ 30,958		€ 191,213	€ (283,039)
Capital increase		8,060	5,400	2,660
Transaction costs associated with capital increases		(443)		(443)
Share-based payments		1,090			1,090
Total transactions with owners, recognized directly in equity		8,707	5,400	(41,132)	1,090		43,349	0
Loss for the period		(14,854)						(14,854)
Reduction of share premium by absorption of losses				(43,349)			43,349
Currency Translation differences		14			14
Remeasurements of defined benefit obligation		0
Total comprehensive loss for the period		(14,840)	0	0	14		0	(14,854)
Ending balance at Jun. 30, 2021	[1]	24,861	53,913	2,217	32,062		234,562	(297,893)
Capital increase		30,912	24,672	6,240
Transaction costs associated with capital increases		(2,140)		(2,140)
Share-based payments		1,082			1,082
Total transactions with owners, recognized directly in equity		29,854	24,672	4,100	1,082		0	0
Loss for the period		(11,658)						(11,658)
Currency Translation differences		28			28
Remeasurements of defined benefit obligation		554						554
Total comprehensive loss for the period		(11,076)	0	0	28		0	(11,104)
Ending balance at Dec. 31, 2021		43,639	78,585	6,317	33,172		234,562	(308,997)
Share-based payments		1,076			1,076
Total transactions with owners, recognized directly in equity		1,076			1,076
Loss for the period		(14,056)						(14,056)
Currency Translation differences		(9)			(9)
Remeasurements of defined benefit obligation		0
Total comprehensive loss for the period		(14,065)			(9)			(14,056)
Ending balance at Jun. 30, 2022		€ 30,650	€ 78,585	€ 6,317	€ 34,239		€ 234,562	€ (323,053)

[1]	For information on voluntary change in accounting policy, see note 5.2.16 of the 2021 Annual Report.
[2]	Other reserves include Share-base payment reserve, Other equity reserve from conversion of convertible loan in 2013 and Currency Translation Difference.
[3]	Pursuant to Belgian law (“CCA”), the calculation of amounts available for distribution to shareholders, as dividends or otherwise, must be determined on the basis of the Company’s standalone non-consolidated statutory financial statements of Celyad Oncology SA prepared under Belgian GAAP, and not on the basis of IFRS consolidated financial statements. For more information, see note 2.5.12.